Quarterly Holdings Report
for

Fidelity® International Enhanced Index Fund

May 31, 2021

IEI-QTLY-0721
1.870940.113

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 6.4%
AGL Energy Ltd.	312,135	$1,989,968
APA Group unit	339,874	2,413,102
Aristocrat Leisure Ltd.	106,697	3,447,211
Aurizon Holdings Ltd.	2,598,308	7,311,080
Australia & New Zealand Banking Group Ltd.	500,366	11,132,230
BHP Group Ltd.	368,252	13,640,269
Commonwealth Bank of Australia	71,466	5,540,166
CSL Ltd.	6,782	1,511,590
DEXUS Property Group unit	285,064	2,281,066
Fortescue Metals Group Ltd.	371,466	6,334,353
Goodman Group unit	444,603	6,625,250
Medibank Private Ltd.	1,228,917	2,965,275
National Australia Bank Ltd.	317,922	6,639,382
Qantas Airways Ltd.	632,826	2,346,537
Rio Tinto Ltd.	76,085	7,215,606
Suncorp Group Ltd.	413,998	3,564,917
Tabcorp Holdings Ltd.	654,137	2,607,098
Wesfarmers Ltd.	190,824	8,168,808
Westpac Banking Corp.	240,523	4,925,074
Woolworths Group Ltd.	65,740	2,123,955

TOTAL AUSTRALIA		102,782,937

Austria - 0.3%
OMV AG	18,364	1,066,401
Raiffeisen International Bank-Holding AG	36,604	873,541
Voestalpine AG	59,334	2,668,447

TOTAL AUSTRIA		4,608,389

Bailiwick of Jersey - 0.3%
Ferguson PLC	12,561	1,708,438
Glencore Xstrata PLC	631,702	2,873,642

TOTAL BAILIWICK OF JERSEY		4,582,080

Belgium - 0.7%
Ageas	17,992	1,165,471
Colruyt NV	42,814	2,608,388
KBC Groep NV	26,905	2,204,129
Solvay SA Class A	8,000	1,083,847
UCB SA	37,588	3,534,925

TOTAL BELGIUM		10,596,760

Bermuda - 0.1%
Kerry Properties Ltd.	352,923	1,216,443
Cayman Islands - 1.5%
ASM Pacific Technology Ltd.	147,300	1,943,527
BeiGene Ltd. ADR (a)	10,673	3,826,377
Budweiser Brewing Co. APAC Ltd. (b)	271,200	933,016
CK Asset Holdings Ltd.	1,324,328	9,009,847
CK Hutchison Holdings Ltd.	661,000	5,263,539
WH Group Ltd. (b)	3,039,000	2,619,659

TOTAL CAYMAN ISLANDS		23,595,965

Denmark - 2.8%
A.P. Moller - Maersk A/S:
Series A	605	1,598,267
Series B	3,021	8,332,215
Carlsberg A/S Series B	45,607	8,391,173
Coloplast A/S Series B	8,508	1,350,120
Genmab A/S (a)	9,771	3,997,679
GN Store Nord A/S	30,883	2,628,362
Novo Nordisk A/S Series B	74,177	5,855,973
Novozymes A/S Series B	54,864	4,009,853
Pandora A/S	65,129	8,823,846

TOTAL DENMARK		44,987,488

Finland - 2.0%
Kesko Oyj	217,707	7,571,570
Kone OYJ (B Shares)	71,542	5,822,524
Neste Oyj	30,844	2,034,848
Nokia Corp. sponsored ADR (a)(c)	481,000	2,481,960
Nordea Bank ABP (Stockholm Stock Exchange)	1,014,759	11,023,828
Orion Oyj (B Shares)	38,133	1,684,742
Sampo Oyj (A Shares)	22,465	1,069,499

TOTAL FINLAND		31,688,971

France - 11.5%
Accor SA (a)	110,339	4,402,571
Air Liquide SA	29,983	5,099,093
Arkema SA	23,879	3,166,718
Atos Origin SA	52,577	3,522,479
AXA SA	190,602	5,306,092
BNP Paribas SA	208,173	14,331,697
Carrefour SA (c)	224,145	4,564,671
Compagnie de St. Gobain	160,015	10,741,310
EDF SA	253,738	3,590,828
EDF SA rights 6/1/21 (a)(c)(d)	358,181	91,725
Eiffage SA	56,482	6,238,876
Eutelsat Communications	208,770	2,629,859
Hermes International SCA	8,552	11,930,474
Kering SA	3,527	3,220,589
L'Oreal SA	36,510	16,528,801
La Francaise des Jeux SAEM (b)	62,894	3,551,029
Legrand SA	44,947	4,715,906
LVMH Moet Hennessy Louis Vuitton SE	34,279	27,458,605
Remy Cointreau SA	3,295	687,495
Sanofi SA	70,079	7,497,985
Sanofi SA sponsored ADR	50,057	2,674,546
Sartorius Stedim Biotech	11,301	4,903,281
Schneider Electric SA	90,692	14,434,510
Societe Generale Series A	230,082	7,367,010
Thales SA	11,077	1,137,631
Total SA	296,905	13,847,878

TOTAL FRANCE		183,641,659

Germany - 8.3%
Allianz SE	52,620	13,972,464
BASF AG	74,313	6,084,081
Bayerische Motoren Werke AG (BMW)	108,084	11,494,543
Brenntag AG	78,714	7,398,739
Continental AG	10,782	1,598,640
Daimler AG:
ADR (c)	39,247	912,100
(Germany)	150,531	14,068,424
Deutsche Bank AG (a)	459,878	6,924,737
Deutsche Post AG	25,748	1,748,963
Deutsche Wohnen AG (Bearer)	6,518	415,223
Fresenius SE & Co. KGaA	50,764	2,764,330
HeidelbergCement AG	71,307	6,525,127
HelloFresh AG (a)	96,038	8,694,509
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,139	10,404,857
Nemetschek Se	20,085	1,497,971
SAP SE	103,367	14,472,800
SAP SE sponsored ADR	14,047	1,965,597
Siemens AG	35,887	5,890,410
Siemens AG sponsored ADR	6,906	566,706
Siemens Healthineers AG (b)	55,039	3,107,531
Vonovia SE (c)	83,749	5,259,577
Zalando SE (a)(b)	69,597	7,446,499

TOTAL GERMANY		133,213,828

Hong Kong - 2.4%
AIA Group Ltd.	1,002,632	13,381,441
CLP Holdings Ltd.	242,000	2,497,263
Henderson Land Development Co. Ltd.	1,118,584	5,390,488
Hong Kong Exchanges and Clearing Ltd.	56,300	3,463,209
Link (REIT)	237,900	2,294,427
Sun Hung Kai Properties Ltd.	502,000	7,839,606
Swire Pacific Ltd. (A Shares)	163,000	1,268,564
Techtronic Industries Co. Ltd.	144,500	2,723,956

TOTAL HONG KONG		38,858,954

Ireland - 0.4%
DCC PLC (United Kingdom)	10,879	924,483
Flutter Entertainment PLC (Ireland)	7,319	1,370,904
James Hardie Industries PLC CDI	71,207	2,328,581
Kingspan Group PLC (Ireland)	19,688	1,875,066

TOTAL IRELAND		6,499,034

Isle of Man - 0.1%
Entain PLC (a)	72,589	1,699,227
Israel - 0.1%
NICE Systems Ltd. (a)	7,601	1,704,084
Italy - 1.5%
Enel SpA	361,547	3,585,573
Eni SpA	400,288	4,917,944
FinecoBank SpA	78,672	1,311,453
Leonardo SpA	315,149	2,755,492
Mediobanca SpA (a)	134,290	1,600,917
Poste Italiane SpA (b)	387,177	5,432,005
Snam Rete Gas SpA	718,029	4,229,150

TOTAL ITALY		23,832,534

Japan - 22.9%
AGC, Inc.	98,900	4,323,623
Ajinomoto Co., Inc.	69,400	1,612,983
Amada Co. Ltd.	191,200	2,065,474
Asahi Kasei Corp.	268,630	3,016,324
Astellas Pharma, Inc.	357,625	5,706,264
Bridgestone Corp.	99,300	4,398,239
Calbee, Inc.	35,900	836,092
Canon, Inc.	118,400	2,824,168
Chugai Pharmaceutical Co. Ltd.	65,400	2,474,748
CyberAgent, Inc.	82,000	1,630,743
Dai Nippon Printing Co. Ltd.	222,280	4,819,017
Dai-ichi Mutual Life Insurance Co.	185,267	3,875,809
Daiichi Sankyo Kabushiki Kaisha	40,500	929,399
Daikin Industries Ltd.	8,000	1,599,814
Daito Trust Construction Co. Ltd.	14,500	1,585,515
ENEOS Holdings, Inc.	353,900	1,461,558
FANUC Corp.	7,500	1,798,054
Fujitsu Ltd.	53,255	8,687,088
Hirose Electric Co. Ltd.	10,000	1,435,790
Hitachi Ltd.	52,800	2,781,988
Honda Motor Co. Ltd.	149,000	4,656,488
Hoya Corp.	80,184	10,589,238
Iida Group Holdings Co. Ltd.	31,900	862,303
INPEX Corp.	288,000	1,966,343
Isuzu Motors Ltd.	225,500	3,050,540
Itochu Corp.	33,400	1,007,212
Japan Post Bank Co. Ltd.	470,100	4,057,494
Japan Post Holdings Co. Ltd.	548,277	4,621,218
Japan Post Insurance Co. Ltd.	223,200	4,452,417
Japan Prime Realty Investment Corp.	196	767,333
Japan Real Estate Investment Corp.	529	3,212,482
JFE Holdings, Inc.	131,600	1,776,408
JTEKT Corp.	247,100	2,635,278
Kajima Corp.	90,200	1,251,376
Kakaku.com, Inc.	36,200	1,081,040
Kamigumi Co. Ltd.	233,000	4,656,394
Kao Corp.	45,700	2,805,682
KDDI Corp.	175,420	5,979,843
Keyence Corp.	3,100	1,540,474
Kurita Water Industries Ltd.	40,000	1,901,033
Lawson, Inc.	25,700	1,179,296
LIXIL Group Corp.	215,700	5,866,035
M3, Inc.	24,100	1,618,949
Marubeni Corp.	866,350	7,735,596
Mazda Motor Corp.	563,900	4,939,700
Medipal Holdings Corp.	290,357	5,551,506
Mitsubishi Electric Corp.	345,758	5,390,510
Mitsubishi Heavy Industries Ltd.	38,900	1,197,921
Mitsubishi UFJ Lease & Finance Co. Ltd.	239,571	1,354,519
Mitsui & Co. Ltd.	128,300	2,837,800
Nexon Co. Ltd.	90,200	2,138,765
NH Foods Ltd.	20,000	806,400
Nidec Corp.	42,400	4,861,917
Nintendo Co. Ltd.	22,200	13,746,590
Nippon Express Co. Ltd.	70,700	5,716,434
Nippon Telegraph & Telephone Corp.	405,400	10,978,349
Nissan Motor Co. Ltd. (a)	306,900	1,543,729
Nissan Motor Co. Ltd. sponsored ADR (a)(c)	87,636	887,753
Nitto Denko Corp.	86,800	6,849,922
Nomura Holdings, Inc.	1,253,100	6,873,141
Nomura Research Institute Ltd.	188,900	6,036,682
Obayashi Corp.	158,900	1,350,514
OBIC Co. Ltd.	17,100	3,214,959
Olympus Corp.	330,200	7,034,632
Oracle Corp. Japan	14,400	1,307,124
ORIX Corp.	179,200	3,183,131
Otsuka Holdings Co. Ltd.	41,200	1,727,418
Panasonic Corp.	623,300	7,079,233
Persol Holdings Co. Ltd.	60,000	1,173,396
Renesas Electronics Corp. (a)	250,100	2,684,644
Ricoh Co. Ltd.	94,400	1,125,166
ROHM Co. Ltd.	51,700	4,867,101
SCSK Corp.	18,800	1,124,560
Secom Co. Ltd.	46,100	3,643,790
Sega Sammy Holdings, Inc.	68,200	876,755
Sekisui House Ltd.	72,100	1,517,412
SG Holdings Co. Ltd.	35,600	789,887
Shimamura Co. Ltd.	14,600	1,403,706
Shin-Etsu Chemical Co. Ltd.	57,600	9,978,283
Shizuoka Bank Ltd.	137,800	1,103,886
SoftBank Corp.	738,400	9,467,787
SoftBank Group Corp.	120,800	9,201,673
Sony Group Corp.	16,700	1,660,591
Sony Group Corp. sponsored ADR	20,989	2,090,714
Sumitomo Chemical Co. Ltd.	1,180,200	6,545,353
Sumitomo Corp.	376,900	5,326,791
Sumitomo Mitsui Financial Group, Inc.	204,892	7,490,980
Sumitomo Rubber Industries Ltd.	156,000	2,019,684
T&D Holdings, Inc.	86,500	1,176,630
Taiheiyo Cement Corp.	58,500	1,360,437
Tokio Marine Holdings, Inc.	48,100	2,254,417
Tokyo Electron Ltd.	28,700	12,592,094
Toppan Printing Co. Ltd.	146,900	2,565,464
Tosoh Corp.	69,300	1,232,184
Toto Ltd.	68,000	3,740,771
Toyo Suisan Kaisha Ltd.	49,600	2,023,107
Toyoda Gosei Co. Ltd.	31,200	799,920
Toyota Motor Corp.	95,559	7,930,334
Toyota Motor Corp. sponsored ADR	363	60,251
Trend Micro, Inc.	65,700	3,336,645
Yamaha Motor Co. Ltd.	72,000	2,113,613
Yamato Holdings Co. Ltd.	173,200	4,732,274
ZOZO, Inc.	64,000	2,190,923

TOTAL JAPAN		365,943,034

Luxembourg - 0.7%
Aroundtown SA	176,061	1,486,995
Eurofins Scientific SA (a)	68,542	7,345,322
Tenaris SA	193,582	2,210,507

TOTAL LUXEMBOURG		11,042,824

Netherlands - 4.5%
Akzo Nobel NV	7,763	990,205
Argenx SE ADR (a)	3,000	836,970
ASML Holding NV (Netherlands)	46,446	31,378,469
CNH Industrial NV	409,615	7,040,523
Heineken Holding NV	36,002	3,643,919
Koninklijke Ahold Delhaize NV	267,188	7,778,468
Koninklijke Philips Electronics NV rights 6/4/21 (a)(d)	71,349	73,956
Randstad NV	18,609	1,450,066
Stellantis NV (Italy)	314,970	6,186,156
STMicroelectronics NV (France)	100,838	3,762,719
Wolters Kluwer NV	92,490	8,880,843

TOTAL NETHERLANDS		72,022,294

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp.	124,100	2,625,922
Norway - 0.4%
DNB ASA	128,113	2,859,308
Equinor ASA	154,272	3,351,445

TOTAL NORWAY		6,210,753

Singapore - 1.8%
ComfortDelgro Corp. Ltd.	3,794,167	4,819,811
DBS Group Holdings Ltd.	389,395	8,953,877
Genting Singapore Ltd.	7,714,160	4,928,896
Oversea-Chinese Banking Corp. Ltd.	265,400	2,508,507
United Overseas Bank Ltd.	428,855	8,521,973

TOTAL SINGAPORE		29,733,064

Spain - 3.0%
ACS Actividades de Construccion y Servicios SA	26,982	832,451
Banco Bilbao Vizcaya Argentaria SA	623,359	3,893,386
Banco Santander SA (Spain)	2,536,662	10,683,665
Endesa SA	50,559	1,458,121
Grifols SA (c)	171,667	4,783,404
Iberdrola SA	713,459	9,834,319
Red Electrica Corporacion SA	305,156	6,110,251
Telefonica SA	1,994,509	9,825,613

TOTAL SPAIN		47,421,210

Sweden - 4.0%
Atlas Copco AB:
(A Shares)	99,126	6,063,957
(B Shares)	84,478	4,407,955
Electrolux AB (B Shares)	82,058	2,337,978
Embracer Group AB (a)	103,042	3,026,432
Ericsson (B Shares)	376,712	5,052,677
Evolution Gaming Group AB (b)	57,273	10,686,077
ICA Gruppen AB (c)	21,041	1,032,014
Kinnevik AB (a)(c)	32,499	614,433
Kinnevik AB (B Shares)	32,499	1,177,598
Nibe Industrier AB (B Shares)	16,296	171,572
Sandvik AB	345,351	9,195,054
Securitas AB (B Shares)	51,205	839,219
Skandinaviska Enskilda Banken AB (A Shares)	431,148	5,573,567
SKF AB (B Shares)	145,027	3,929,490
Svenska Handelsbanken AB (A Shares)	202,141	2,311,335
Swedish Match Co. AB	391,050	3,626,000
Volvo AB (B Shares)	132,067	3,485,304

TOTAL SWEDEN		63,530,662

Switzerland - 8.0%
ABB Ltd. (Reg.)	196,890	6,709,808
Adecco SA (Reg.)	22,200	1,540,056
Coca-Cola HBC AG	135,649	4,945,486
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	12,618	8,136
Series A	56,617	6,858,624
Credit Suisse Group AG	201,787	2,204,865
Ems-Chemie Holding AG	1,155	1,085,019
Geberit AG (Reg.)	6,297	4,576,963
Holcim Ltd.	98,741	5,918,971
Kuehne & Nagel International AG	7,959	2,688,983
Nestle SA (Reg. S)	250,999	31,002,942
Novartis AG	239,688	21,174,208
Roche Holding AG (participation certificate)	46,745	16,363,165
Sonova Holding AG Class B	11,818	4,189,839
Swatch Group AG (Bearer)	17,355	6,289,861
Swiss Prime Site AG	9,285	954,822
UBS Group AG	679,294	11,097,527

TOTAL SWITZERLAND		127,609,275

United Kingdom - 13.3%
Admiral Group PLC	52,085	2,172,404
Anglo American PLC (United Kingdom)	35,306	1,567,349
AstraZeneca PLC:
(United Kingdom)	93,721	10,681,723
sponsored ADR (c)	133,186	7,560,969
Auto Trader Group PLC (a)(b)	102,374	814,635
BAE Systems PLC	1,053,870	7,849,132
Barclays PLC	2,338,682	6,073,081
Barratt Developments PLC	430,226	4,618,240
Berkeley Group Holdings PLC	40,913	2,716,706
BHP Group PLC	309,191	9,323,534
BP PLC	999,879	4,355,729
BP PLC sponsored ADR	372,154	9,761,599
British American Tobacco PLC (United Kingdom)	115,113	4,433,608
BT Group PLC (a)	2,166,421	5,375,722
Burberry Group PLC	203,412	6,166,037
Diageo PLC	132,151	6,372,780
Direct Line Insurance Group PLC	613,551	2,588,653
Evraz PLC	355,040	3,212,580
GlaxoSmithKline PLC	327,000	6,237,141
GlaxoSmithKline PLC sponsored ADR (c)	107,945	4,185,028
Hikma Pharmaceuticals PLC	68,412	2,372,804
HSBC Holdings PLC:
(United Kingdom)	455,113	2,942,689
sponsored ADR (c)	349,046	11,302,109
Imperial Brands PLC	259,994	5,903,528
InterContinental Hotel Group PLC (a)	32,722	2,278,561
Intertek Group PLC	10,341	796,582
J Sainsbury PLC	290,167	1,093,716
Lloyds Banking Group PLC	3,541,813	2,504,426
London Stock Exchange Group PLC ADR (c)	38,634	1,050,458
National Grid PLC	138,633	1,850,467
Persimmon PLC	63,533	2,849,146
Phoenix Group Holdings PLC	191,155	1,995,518
Prudential PLC ADR (c)	63,902	2,729,254
RELX PLC:
(London Stock Exchange)	78,679	2,053,378
sponsored ADR (c)	37,405	977,393
Rio Tinto PLC	150,588	12,950,303
Royal Dutch Shell PLC:
Class A (United Kingdom)	570,501	10,886,915
Class B (United Kingdom)	543,638	9,884,017
rights (a)(d)	523,252	91,836
rights (a)(d)	326,533	57,310
Smith & Nephew PLC	150,225	3,272,337
Smiths Group PLC	51,016	1,121,828
Tate & Lyle PLC	596,807	6,487,703
Unilever PLC	148,922	8,926,191
United Utilities Group PLC	232,418	3,231,214
Vodafone Group PLC	3,690,128	6,690,404

TOTAL UNITED KINGDOM		212,366,737

TOTAL COMMON STOCKS
(Cost $1,235,662,807)		1,552,014,128

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA	46,938	5,412,477
Sartorius AG (non-vtg.)	5,885	2,917,232
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,469,211)		8,329,709

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.03% (e)	26,487,865	26,493,162
Fidelity Securities Lending Cash Central Fund 0.03% (e)(f)	39,631,400	39,635,363
TOTAL MONEY MARKET FUNDS
(Cost $66,128,525)		66,128,525
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $1,309,260,543)		1,626,472,362
NET OTHER ASSETS (LIABILITIES) - (1.8)%(g)		(29,470,065)
NET ASSETS - 100%		$1,597,002,297

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	312	June 2021	$36,483,720	$1,881,095	$1,881,095

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,590,451 or 2.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $2,166,912 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,737
Fidelity Securities Lending Cash Central Fund	199,520
Total	$207,257

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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